Investments - Short-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	¥ 7,962	$ 1,091	¥ 8,009	¥ 6,245
Short-term Investments
Schedule of Investments [Line Items]
Investment interest income	¥ 3,900	$ 527	¥ 5,100	¥ 4,500